UNITED STATES
                                      SECURITIES AND EXCHANGE COMMISSION
                                                    Washington,  D.C.    20549

                                                                FORM 13F

                                                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment  [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                                            [  ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cedar Hill Associates, Inc.
Address: 120 South LaSalle Street
               Suite 1330
               Chicago, IL  60603

13F File Number:28-02628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists , and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Gilbert Licudine
Title: Vice President-Controller
Phone: 312-759-3360
Signature, Place, and Date of Signing

          Gilbert Licudine          Chicago, Illinois          November 15, 1999

Report Type (Check only one.):
[X]                13F HOLDINGS REPORT
[  ]                 13F NOTICE
[  ]                 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                              FORM 13F SUMMARY
PAGE


Report Summary:

Number of Other Included Managers:        none

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total: $141,711,000


List of Other Included Managers:
None

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
ALBERTSONS INC                 COM              013104104     4162   105212 SH
SOLE                   105212
ALLTEL CORP                    COM              020039103     5181    73625 SH
SOLE                    73625
AMERITECH                      COM              030954101      221     3316 SH
SOLE                     3316
ANDREW CORP                    COM              034425108     2807   161550 SH
SOLE                   161550
APPLIED POWER INC              COM              038225108      200     6590 SH
SOLE                     6590
BANK ONE CORP                  COM              06423A103     2939    84438 SH
SOLE                    84438
BERGEN BRUNSWIG                COM              083739102     2313   222963 SH
SOLE                   222963
BURLINGTON RESOURCES           COM              122014103     3934   107059 SH
SOLE                   107059
C.R. BARD                      COM              067383109      257     5470 SH
SOLE                     5470
CHICAGO TITLE                  COM              168228104     4465   111802 SH
SOLE                   111802
CISCO SYSTEMS                  COM              17275R102      206     3000 SH
SOLE                     3000
COMPUTER SCIENCES              COM              205363104     5566    79165 SH
SOLE                    79165
CORNING INC                    COM              219350105     7025   102465 SH
SOLE                   102465
CORPORATE EXPRESS              COM              219888104      158    16760 SH
SOLE                    16760
DAYTON HUDSON CORP             COM              239753106     5232    87105 SH
SOLE                    87105
DEAN FOODS                     COM              242361103      205     4715 SH
SOLE                     4715
DIAGEO PLC                     COM              25243Q205     4439   107132 SH
SOLE                   107132
DOVER CORP                     COM              260003108     4993   122155 SH
SOLE                   122155
ELAN PLC ADR                   COM              284131208     4068   121200 SH
SOLE                   121200
EMERSON ELECTRIC               COM              291011104      265     4200 SH
SOLE                     4200
FDX CORP                       COM              31304N107     4425   113825 SH
SOLE                   113825
FIRST DATA CORP                COM              319963104     5095   116115 SH
SOLE                   116115
FIRST UNION CORP               COM              337358105     3259    91480 SH
SOLE                    91480
GENERAL ELECTRIC               COM              369604103      981     8275 SH
SOLE                     8275
GENERAL INSTRUMENT CORPORATION COM              370120107      262     5460 SH
SOLE                     5460
GLOBAL MARINE                  COM              379352404     2944   179110 SH
SOLE                   179110
GOLDEN STATE BANCORP           COM              381197102      220    12275 SH
SOLE                    12275
HEALTHSOUTH CORP               COM              421924101     2501   408260 SH
SOLE                   408260
INTEL CORP                     COM              458140100      636     8560 SH
SOLE                     8560
INTER TEL INC                  COM              458372109      182    10235 SH
SOLE                    10235
INTL BUS MACHINES              COM              459200101      297     2452 SH
SOLE                     2452
KIMBERLY CLARK                 COM              494368103     4715    89377 SH
SOLE                    89377
KROGER                         COM              501044101     4024   182381 SH
SOLE                   182381
MB FINANCIAL INC               COM              55263d107      164    12270 SH
SOLE                    12270
MEDIAONE GROUP INC             COM              58440J104     5051    73942 SH
SOLE                    73942
MINNESOTA MINING & MFG         COM              604059105     5755    59910 SH
SOLE                    59910
NEWS CORP LTD ADR NEW          COM              652487703     4674   164365 SH
SOLE                   164365
NOVARTIS AG A                  COM              66987V109     2294    31102 SH
SOLE                    31102
OCWEN FINANCIAL CORP           COM              675746101     1073   160430 SH
SOLE                   160430
OWENS CORNING                  COM              69073F103     2441   112546 SH
SOLE                   112546
PENNZOIL-QUAKER STATE CO       COM              709323109      140    11057 SH
SOLE                    11057
RAYTHEON CO-CLASS B            COM              755111408     3234    65165 SH
SOLE                    65165
RHONE POULENC S A              COM              762426609     4811    93870 SH
SOLE                    93870
ROYAL DUTCH PETROL             COM              780257804      334     5655 SH
SOLE                     5655
SPORTS AUTHORITY INC           COM              849176102       58    18295 SH
SOLE                    18295
SUMMIT BANCORP                 COM              866005101     3678   113375 SH
SOLE                   113375
SUPERVALU INC                  COM              868536103     3578   162156 SH
SOLE                   162156
TELEPHONE AND DATA SYSTEMS     COM              879433100      273     3072 SH
SOLE                     3072
TEXAS INSTRUMENTS              COM              882508104     6932    84280 SH
SOLE                    84280
UNUMPROVIDENT CORPORATION      COM              91529Y106     2763    93845 SH
SOLE                    93845
WASHINGTON MUTUAL INC          COM              939322103     3393   116000 SH
SOLE                   116000
WASTE MANAGEMENT INC           COM              94106L109     2888   150035 SH
SOLE                   150035